united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 3.3%
4,804	Orbital ATK, Inc.	$ 352,421

	BANKS - 8.1%
7,890	Columbia Banking Systems, Inc.	256,741
8,930	Opus Bank	323,087
15,926	Umpqua Holdings Corp.	286,509
		866,337
	CHEMICALS - 5.5%
13,220	Kraton Performance Polymers, Inc. *	315,694
19,063	Landec Corp. *	275,079
		590,773
	COMMERCIAL SERVICES - 7.6%
10,584	AMN Healthcare Services, Inc. *	334,349
14,021	Apollo Education Group, Inc. *	180,590
91,949	Performant Financial Corp. *	297,915
		812,854
	COMPUTERS - 9.7%
24,676	Silver Spring Networks, Inc. *	306,229
2,680	Synaptics, Inc. *	232,450
10,702	TeleTech Holdings, Inc.	289,810
6,075	Stratasys Ltd. *	212,200
		1,040,689
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
1,063	Affiliated Managers Group, Inc. *	232,372

	ELECTRIC - 1.5%
3,442	Allete, Inc.	159,674

	ELECTRONICS - 2.4%
49,263	Electro Scientific Industries, Inc.	259,616

	ENGINEERING & CONSTRUCTION - 4.6%
15,338	Mastec, Inc. *	304,766
8,884	Tutor Perini Corp. *	191,717
		496,483
	FOOD - 3.0%
6,130	Cal-Maine Foods, Inc.	319,986

	HEALTHCARE-PRODUCTS - 3.4%
23,529	Cutera, Inc. *	364,229

	HOME BUILDERS - 2.0%
10,818	Century Communities, Inc. *	217,766

	INSURANCE - 4.5%
18,490	Maiden Holdings Ltd.	291,772
12,798	OneBeacon Insurance Group Ltd.	185,699
		477,471
	INTERNET - 1.8%
7,901	Land's End, Inc. *	196,182

	INVESTMENT COMPANIES - 3.8%
15,453	Acacia Research Corp.	135,523
36,291	Prospect Capital Corp.	267,465
		402,988

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares			Value
	METAL FABRICATE/HARDWARE - 2.1%
20,463	Dynamic Materials Corp.		$ 225,093

	PHARMACEUTICALS - 5.2%
9,030	Insys Therapeutics, Inc. *		324,358
96,664	Vivus, Inc. *		228,127
			552,485
	REAL ESTATE - 1.5%
947	Jones Lang LaSalle, Inc.		161,937

	REITS - 4.9%
20,608	Summit Hotel Properties, Inc.		268,110
13,154	Terreno Realty Corp.		259,134
			527,244
	RETAIL - 9.1%
12,151	Kirkland's, Inc.		338,648
8,541	Noodles & Co. *		124,699
5,440	Nu Skin Enterprises, Inc.		256,387
17,172	TravelCenters of America LLC *		255,004
			974,738
	SAVING & LOANS - 1.3%
11,546	Capitol Federal Financial, Inc.		139,014

	SEMICONDUCTORS - 2.9%
40,630	Xcerra Corp. *		307,569

	SOFTWARE - 2.1%
5,029	Synchronoss Technologies, Inc. *		229,976

	TELECOMMUNICATIONS - 2.4%
24,477	Ruckus Wireless, Inc. *		253,092

	TRANSPORTATION - 4.6%
27,416	Nordic American Tankers Ltd.		390,130
12,109	Nordic American Offshore Ltd.		98,567
			488,697

	TOTAL COMMON STOCK - (Cost - $8,620,016)		10,649,686

	SHORT-TERM INVESTMENTS - 1.4%
146,823	Dreyfus Cash Management - Institutional Class, 0.04%**		146,823
	TOTAL SHORT-TERM INVESTMENTS (Cost - $146,823)

	TOTAL INVESTMENTS - 100.9% (Cost - $8,766,839)(a)		$ 10,796,509
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %		(94,814)
	NET ASSETS - 100.0%		$ 10,701,695

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,750,697 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,989,080
		Unrealized depreciation:	(943,268)
		Net unrealized appreciation:	$ 2,045,812

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,649,686	$ -	$ -	$ 10,649,686
Short-Term Investments	146,823	-	-	146,823
Total	$ 10,796,509	$ -	$ -	$ 10,796,509
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/27/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 8/27/15